Income Taxes, Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other income tax disclosures
Effect of unrecognized tax benefit on income tax expense	$ 28	$ 26	$ 25
Interest expense and penalties related to unrecognized income tax benefits	(1)	1	$ 3
Net accrued interest and penalties, total	15	$ 17
Federal
Operating loss carryforwards
Deferred income tax asset for Federal NOL carryforwards (entities not on Federal return)	$ 24
Other income tax disclosures
All audit periods prior to this year are closed	2013
Federal | Minimum
Operating loss carryforwards
Expiration of NOL carryforwards	Dec. 31, 2018
Federal | Maximum
Operating loss carryforwards
Expiration of NOL carryforwards	Dec. 31, 2036
State
Operating loss carryforwards
NOL carryforwards	$ 2,691
Deferred income tax asset for State NOL carryforwards	$ 121
Other income tax disclosures
All audit periods prior to this year are closed	2012
State | Minimum
Operating loss carryforwards
Expiration of NOL carryforwards	Dec. 31, 2017
State | Maximum
Operating loss carryforwards
Expiration of NOL carryforwards	Dec. 31, 2036